SHARE CAPITAL AND RESERVES (Details)	12 Months Ended
	Mar. 31, 2026 $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares
SHARE CAPITAL AND RESERVES
Number of options outstanding, beginning | shares	5,945,332	13,410,000	13,410,000
Number of options Cancelled	50,000	1,480,000	1,480,000
Number of options Exercised	183,332	6,214,668	6,214,668
Number of options Expired	0	60,000	60,000
Number of options granted	600,000	290,000	290,000
Number of options outstanding, ending | shares	6,312,000	5,945,332	5,945,332
Weighted average exercise price outstanding, beginning	$ 0.133	$ 0.102
Weighted average exercise price Cancelled | (per share)	0.670		$ 0.116
Weighted average exercise price Exercised | (per share)	0.274		0.095
Weighted average exercise price Expired			$ 0.120
Weighted average exercise price Granted	1.115	0.670
Weighted average exercise price outstanding, ending	$ 0.218	$ 0.133